Annual Total Returns - FIMMFunds-Class1ComboPRO - FIMMFunds-Class1ComboPRO - Fidelity Investments Money Market Government Portfolio - Fidelity Investments Money Market Government Portfolio - Class I	May 30, 2024
Bar Chart Table:
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.25%
Annual Return 2017	0.75%
Annual Return 2018	1.72%
Annual Return 2019	2.09%
Annual Return 2020	0.35%
Annual Return 2021	0.01%
Annual Return 2022	1.47%
Annual Return 2023	5.03%